RETIREMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Pension and Postretirement Plans
Financial information related to pension and postretirement health care plans

	U.S. PENSION(a)		INTERNATIONAL PENSION		U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2012	2011	2012	2011	2012	2011
Accumulated Benefit Obligation, end of year	$1,889.2	$1,683.5	$1,075.2	$896.0	$281.5	$277.3
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,892.4	1,154.7	978.6	579.4	277.3	159.4
Service cost	50.5	46.7	29.6	23.1	5.1	2.2
Interest	89.3	63.4	48.3	28.2	12.9	9.0
Participant contributions			4.1	3.7	10.0	4.4
Medicare subsidies received					1.9	0.7
Curtailments and settlements			(4.8)	(5.4)
Plan amendments	(24.8)		(8.3)	(3.7)	(1.8)	0.1
Actuarial loss (gain)	173.0	128.9	165.5	(43.0)	0.7	(6.2)
Assumed through acquisitions		537.4	6.9	402.8		121.4
Benefits paid	(75.3)	(38.7)	(35.2)	(26.3)	(24.6)	(13.7)
Foreign currency translation			(4.1)	19.8
Projected benefit obligation, end of year	2,105.1	1,892.4	1,180.6	978.6	281.5	277.3
Plan Assets
Fair value of plan assets, beginning of year	1,352.1	988.9	612.6	318.5	16.6	19.6
Actual returns on plan assets	174.0	7.3	57.3	9.7	1.9	0.2
Company contributions	182.7	104.4	52.5	44.0	19.7	8.2
Participant contributions			4.1	3.7	1.5	2.3
Assumed through acquisitions		290.2		257.6
Settlements			(3.5)	(4.3)
Benefits paid	(75.3)	(38.7)	(35.2)	(26.3)	(24.6)	(13.7)
Foreign currency translation			1.5	9.7
Fair value of plan assets, end of year	1,633.5	1,352.1	689.3	612.6	15.1	16.6
Funded Status, end of year	(471.6)	(540.3)	(491.3)	(366.0)	(266.4)	(260.7)

Amounts recognized in Consolidated Balance Sheet:
Other assets			7.0	22.3
Other current liabilities	(9.8)	(10.6)	(13.1)	(11.4)	(7.4)	(8.0)
Postretirement healthcare and pension benefits	(461.8)	(529.7)	(485.2)	(376.9)	(259.0)	(252.7)
Net liability	(471.6)	(540.3)	(491.3)	(366.0)	(266.4)	(260.7)

Amounts recognized in Accumulated
Other Comprehensive Loss:
Unrecognized net actuarial loss	769.1	690.4	241.3	102.8	12.3	12.9
Unrecognized net prior service costs (benefits)	(54.5)	(33.9)	(7.1)	(2.5)	(1.5)	0.3
Tax benefit	(273.0)	(251.7)	(67.1)	(30.8)	(5.7)	(6.2)
Accumulated other comprehensive loss, net of tax	441.6	404.8	167.1	69.5	5.1	7.0

Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss (gain)	(45.1)	(31.8)	(6.2)	(8.1)	(0.4)	(0.2)
Amortization of prior service costs (benefits)	4.2	4.2	(0.3)	(0.1)	(0.1)	(0.1)
Current period net actuarial loss (gain)	126.2	222.2	143.4	(30.2)	(0.1)	(5.0)
Current period prior service costs (benefits)	(24.8)		(4.3)	(3.7)	(1.8)	0.1
Settlement	(2.4)
Tax expense (benefit)	(21.3)	(72.4)	(36.3)	10.5	0.5	1.9
Foreign currency translation			1.3	6.6
Other comprehensive loss (income)	36.8	122.2	97.6	(25.0)	(1.9)	(3.3)

(a) Includes qualified and non-qualified plans

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2013

	U.S.	INTERNATIONAL	U.S. POSTRETIREMENT
MILLIONS	PENSION (a)	PENSION	HEALTH CARE

Net actuarial loss	$62.3	$11.1	$0.6
Net prior service costs/(benefits)	(6.9)	(0.5)	(0.3)
Total	$55.4	$10.6	$0.3

(a) Includes qualified and non-qualified plans

Aggregate projected benefit obligation, accumulated benefit obligation and fair value of pension plan assets for plans with accumulated benefit obligations in excess of plan assets
DECEMBER 31 (MILLIONS)	2012	2011
Aggregate projected benefit obligation	$2,931.8	$2,638.2
Accumulated benefit obligation	2,635.0	2,378.2
Fair value of plan assets	1,972.1	1,727.8

U.S. Level 3 plan assets rollforward

MILLIONS	HEDGE FUNDS	PRIVATE EQUITY
Balance at December 31, 2010	$55.4	$10.6
Assumed through Nalco merger	25.9	21.0
Unrealized gains (losses)	(0.9)	2.7
Purchases, sales and settlements, net	46.7	7.2
Transfers in and/or out	—	—
Balance at December 31, 2011	$127.1	$41.5
Unrealized gains	7.5	1.0
Realized gains	—	3.3
Purchases, sales and settlements, net	—	2.4
Transfers in and/or out	—	—
Balance at December 31, 2012	$134.6	$48.2

Net periodic pension and postretirement health care benefit costs

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost - employee benefits earned during the year	$50.5	$46.7	$50.6	$29.6	$23.1	$18.9	$5.1	$2.2	$2.0
Interest cost on benefit obligation	89.3	63.4	62.6	48.3	28.2	26.7	12.9	9.0	8.8
Expected return on plan assets	(127.1)	(100.6)	(90.1)	(42.3)	(22.5)	(17.0)	(1.2)	(1.4)	(1.5)
Recognition of net actuarial loss	45.1	31.8	24.7	3.9	5.7	4.0	0.4	0.2	0.2
Amortization of prior service cost (benefit)	(4.2)	(4.2)	0.5	0.2	0.1	0.4	0.1	0.1	(0.4)
Settlements/Curtailments	2.4	—	0.3	1.6	1.3	0.1	—	—	—
Total expense	$56.0	$37.1	$48.6	$41.3	$35.9	$33.1	$17.3	$10.1	$9.1

(a) Includes qualified and non-qualified plans

Plan Assumptions

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
PERCENT	2012	2011	2010	2012	2011	2010	2012	2011	2010
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate	4.14%	4.86%	5.41%	4.04%	5.02%	4.62%	3.95%	4.80%	5.41%
Projected salary increase	4.32	4.08	4.32	2.74	2.98	3.40
Weighted-average actuarial assumptions used to determine net cost:
Discount rate	4.85	5.23	5.84	5.66	4.26	5.21	4.80	5.34	5.84
Expected return on plan assets	8.25	8.44	8.50	6.87	6.37	6.22	8.25	8.50	8.50
Projected salary increase	4.08	4.07	4.32	3.59	3.62	3.38

(a) Includes qualified and non-qualified plans

Effects of one-percentage point change in the assumed health care cost trend rates
	1-PERCENTAGE POINT
MILLIONS	INCREASE	DECREASE
Effect on total of service and interest cost components	$(0.1)	$0.1
Effect on postretirement benefit obligation	2.3	(2.9)

Estimated future benefits payments
		MEDICARE SUBSIDY
MILLIONS	ALL PLANS	RECEIPTS
2013	$169	$2
2014	170	2
2015	171	—
2016	184	—
2017	200	—
2018-2022	1,075	—

U.S. Pension and Postretirement Health Care Benefits
Pension and Postretirement Plans
Allocation and fair value of plan assets for defined benefit pension and postretirement health care benefit plans

ASSET CATEGORY	TARGET ASSET ALLOCATION PERCENTAGE		PERCENTAGE OF PLAN ASSETS
DECEMBER 31 (%)	2012	2011	2012	2011
Equity securities:
Large cap equity	34%	34%	36%	38%
Small cap equity	9	9	10	10
International equity	13	13	14	12
Fixed income:
Core fixed income	18	22	19	22
High-yield bonds	5	2	5	2
Emerging markets	2	—	2	—
Other:
Real estate	4	4	3	4
Hedge funds	9	10	8	9
Private equity	6	6	3	3
Total	100%	100%	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2012
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$8.8			$8.8
Equity securities:
Large cap equity	594.2			594.2
Small cap equity	159.9			159.9
International equity	223.7			223.7
Fixed income:
Core fixed income	308.9			308.9
High-yield bonds	81.8			81.8
Emerging markets	32.6			32.6
Other:
Real estate		$55.5		55.5
Hedge funds			$134.6	134.6
Private equity			48.2	48.2
Other		0.4		0.4
Total	$1,409.9	$55.9	$182.8	$1,648.6

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities:
Large cap equity	$525.1			525.1
Small cap equity	131.0			131.0
International equity	161.8			161.8
Fixed income:
Core fixed income	303.5			303.5
High-yield bonds	21.0			21.0
Emerging markets	6.1			6.1
Other:
Real estate		$49.4		49.4
Hedge funds			$127.1	127.1
Private equity			41.5	41.5
Other	1.7	0.5		2.2
Total	$1,150.2	$49.9	$168.6	$1,368.7

International Pension Benefits
Pension and Postretirement Plans
Allocation and fair value of plan assets for defined benefit pension and postretirement health care benefit plans

ASSET CATEGORY	PERCENTAGE OF PLAN ASSETS
	2012	2011
DECEMBER 31 (%)
Cash	1%	1%
Equity securities:
International equity	42	41
Fixed income:
Corporate bonds	23	22
Government bonds	18	20
Total fixed income	41	42
Other:
Insurance contracts	14	15
Real estate	2	1
Other	—	—
Total	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2012
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$8.0			$8.0
Equity securities:
International equity		$288.8		288.8
Fixed income:
Corporate bonds	5.2	150.7		155.9
Government bonds	8.1	117.4		125.5
Other:
Insurance contracts		96.4		96.4
Real estate		10.7		10.7
Other	0.5	3.5		4.0
Total	$21.8	$667.5		$689.3

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$6.7			$6.7
Equity securities:
International equity		$248.0		248.0
Fixed income:
Corporate bonds	10.9	126.1		137.0
Government bonds	17.1	102.3		119.4
Other:
Insurance contracts		92.5		92.5
Real estate		9.0		9.0
Total	$34.7	$577.9		$612.6